Label	Element	Value
EGShares Emerging Markets Consumer ETF | EGShares Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

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Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Consumer ETF